Organization and Business Description (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 ¥ / shares	Dec. 31, 2019 USD ($)
Organization and Business Description (Details) [Line Items]
Option price | (per share)	$ 1.45	¥ 10
Variable interest entity subsidiaries amount	$ 4,463,857		$ 4,343,861
Statutory reserves	$ 2,473,797		$ 1,636,414
Equity Pledge Agreement [Member] | SDH Shareholders [Member]
Organization and Business Description (Details) [Line Items]
Percentage of effective ownership	100.00%	100.00%